SHARE CAPITAL (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Issued and paid up:
Number of shares, Balance | shares	56,975
Number of shares, Balance | shares	825,163
Share capital, Balance | $	$ 254,019
Share capital, Balance | $	$ 319,635
Share capital [member]
Issued and paid up:
Number of shares, Balance | shares	19,063,833
Number of shares, Issue of ordinary shares | shares	246,191
Number of shares, Balance | shares	19,310,024
Share capital, Balance | $	$ 320,683
Share capital, Issue of ordinary shares | $	0
Share capital, Balance | $	$ 320,683